General (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2023	Dec. 31, 2021	Jun. 01, 2021	Mar. 18, 2021
General [Line Items]
Ordinary shares		22,382		15,000,000	310,000,000
Purchase price of per share	$ 1.28
Pre funded warrant, per share	$ 0.001
Exercise price of per share		$ 1.28
Direct offering	$ 3,424	$ 454
Additional offering costs	$ 454
Aggregate percentage	7.00%
Issuance costs		131	$ 131
Incurred accumulated losses		$ 55,500
Common Stock [Member]
General [Line Items]
Ordinary shares	1,375,000
Purchase price of per share	$ 1.28
Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares	1,656,250
Purchase price of per share	$ 1.28
Placement Agent Warrants [Member]
General [Line Items]
Ordinary shares		212,188
Warrant [Member]
General [Line Items]
Ordinary shares	1,656,250	212,188
Purchase price of per share	$ 1.28
Warrant [Member] | Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares	3,031,250
Warrant [Member] | Common Stock [Member]
General [Line Items]
Ordinary shares	3,031,250